May 12, 2006

Via EDGAR Transmission and Fax

Daniel F. Duchovny, Esq.

Division of Corporation Finance

U.S. Securities and Exchange Commission

Station Place, 100 F Street

Washington, D.C. 20549-3628

Re:	Portal Software, Inc. Schedule TO-C filed April 13, 2006 Schedule TO-T filed April 25, 2006, by Potter Acquisition Corp., Oracle Systems Corporation and Oracle Corporation SEC File No. 005-58301

As previously requested in your letter dated May 2, 2006, Potter Acquisition Corporation (“Offeror”), Oracle Systems Corporation (“Parent”) and Oracle Corporation (“Oracle”) hereby acknowledge that:

•	Offeror, Parent and Oracle are responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	Offeror, Parent and Oracle may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In this letter, the capitalized term “Commission” means U.S. Securities and Exchange Commission and the capitalized term “Staff” means the Commission’s staff.

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Sincerely yours,

POTTER ACQUISITION CORPORATION

By:	/S/ DANIEL COOPERMAN

Name:	Daniel Cooperman
Title:	President and Chief Executive Officer

ORACLE SYSTEMS CORPORATION

By:	/S/ SAFRA A. CATZ

Name:	Safra A. Catz
Title:	President and Chief Financial Officer

ORACLE CORPORATION

By:	/S/ SAFRA A. CATZ

Name:	Safra A. Catz
Title:	President and Chief Financial Officer